Note 15 - Subordinated Borrowings (Details) (USD $)	1 Months Ended	4 Months Ended	12 Months Ended
	Sep. 30, 2012	Jan. 31, 2013	Sep. 30, 2011	Dec. 31, 2012	Jul. 31, 2009 Subordinated Loan from Legent at 4.5% [Member]	Sep. 30, 2012 Legent Clearing [Member]	Sep. 30, 2011 Legent Clearing [Member]
Note 15 - Subordinated Borrowings (Details) [Line Items]
Subordinated Debt	$ 1,000,000		$ 100,000		$ 250,000	$ 0	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage				6.00%	4.50%
Debt Instrument, Periodic Payment, Principal		1,800,000	10,000
Per Transaction			10
Proceeds from Issuance of Subordinated Long-term Debt	$ 1,000,000